Intangible assets (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Disclosure Of Detailed Information About Intangible Assets

December 31, 2019	Cost	Accumulated amortization	Net book value

Licenses	$22,113	$6,361	$15,752
Marketing rights	14,745	8,988	5,757
Trade name	1,053	651	402
Patents	4,080	3,759	321
	$41,991	$19,759	$22,232

December 31, 2018	Cost	Accumulated amortization	Net book value

Licenses	$22,538	$4,360	$18,178
Marketing rights	15,028	7,667	7,361
Trade name	1,074	564	510
Patents	4,126	3,706	420
	$42,766	$16,297	$26,469

Summary of Estimated Aggregate Amortization Expense for Intangible Assets
The estimated aggregate amortization expense for intangible assets held at December 31, 2019, for each of the five succeeding years is expected as follows:

2020	$3,740
2021	3,706
2022	3,682
2023	3,653
2024	2,153